Taxation - Additional Information (Detail) $ in Thousands			1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 14, 2008	Mar. 16, 2007	Jan. 31, 2018	Aug. 31, 2006	Dec. 31, 2018 CNY (¥)	Sep. 30, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Profits tax rate							17.00%	17.00%	6.00%	20.00%
Cash paid for income taxes							¥ 145,825,000	$ 20,946	¥ 180,233,000	¥ 216,060,000
Preferential statutory tax rate for high and new technology enterprises									15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Period of full tax exemption			2 years
Income taxes reduction percentage			50.00%
Income tax reduction period			3 years
Significant unrecognized tax benefits					¥ 0		0		¥ 0
Significant change in unrecognized tax benefits within 12 months					0		0		¥ 0
Provision made for dividend withholding taxes							¥ 0
Reversal of income tax expense					¥ 268,051,000	¥ 131,627,000				¥ 136,424,000
Tax loss carry-forward limitation period							The applicable carry-forward limitation period is 5 years under the PRC EIT law.	The applicable carry-forward limitation period is 5 years under the PRC EIT law.
Subsidiaries [Member]
Income Tax Disclosure [Line Items]
Total tax loss carry forwards							¥ 64,655,000,000
Earliest Tax Year [Member]
Income Tax Disclosure [Line Items]
Tax loss carry forwards, expiration year							2020	2020
Latest Tax Year [Member]
Income Tax Disclosure [Line Items]
Tax loss carry forwards, expiration year							2024	2024
PRC Subsidiary [Member]
Income Tax Disclosure [Line Items]
Statutory tax rate		25.00%
Preferential statutory tax rate for high and new technology enterprises	15.00%
Percentage of income tax rate for its global income							25.00%	25.00%
Foreign investment enterprise tax withholding rate							10.00%	10.00%
Dividend withholding tax							¥ 0
Micro Small Entities [Member]
Income Tax Disclosure [Line Items]
Statutory tax rate			20.00%
Income taxes reduction percentage			50.00%
Hong Kong [Member]
Income Tax Disclosure [Line Items]
Profits tax rate										16.50%	16.50%
Cash paid for income taxes										¥ 0	¥ 0
Estimated assessable profits tax										¥ 0	¥ 0
Hong Kong [Member] | Maximum [Member]
Income Tax Disclosure [Line Items]
Foreign investment enterprise tax withholding rate				5.00%
Hong Kong [Member] | PRC Subsidiary [Member] | Minimum [Member]
Income Tax Disclosure [Line Items]
Minimum foreign investor direct ownership percentage to be subject to maximum tax of 5%				25.00%